Shareholders' equity - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares
Statement Line Items [Line Items]
Exercise price (in USD per share)		$ 6.94
Bottom of range
Statement Line Items [Line Items]
Expected volatility, share options granted	47.61%	48.98%
Risk free interest rate, share options granted	3.83%	3.61%
Option life, share options granted | yr	4.0	4.0
Expected dividend as percentage, share options granted	3.85%	5.19%
Exercise price (in USD per share)	$ 7.04
Top of range
Statement Line Items [Line Items]
Expected volatility, share options granted	63.81%	49.13%
Risk free interest rate, share options granted	4.15%	3.80%
Option life, share options granted | yr	5.0	5.0
Expected dividend as percentage, share options granted	4.45%	5.52%
Exercise price (in USD per share)	$ 8.78